Property, Plant and Equipment and Intangible Assets	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment and Intangible Assets [Abstract]
Property, Plant and Equipment and Intangible Assets
8.
PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS

Movements in property, plant and equipment and intangible assets during the six months ended June 30, 2025 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Office Equipment	Land & Buildings	Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2025	$2,713,263	$4,573,867	$314,717	$407,998	$19,311	$24,013	$53,621	$165,470	$8,272,260
Additions	29,376	2,690	213,680	552,416	1,059	3,584	622	21,743	825,170
Disposals	(1,661)	—	—	—	(477)	(29)	—	(11,383)	(13,550)
Reclassified from right-of-use-assets	—	124	—	—	22	—	—	—	146
Reclassified between assets	39,555	505,771	(39,555)	(505,771)	59	—	(64)	5	—
Effect of currency translation	8,946	—	3,000	—	366	2,861	110	365	15,648
Cost as of June 30, 2025	$2,789,479	$5,082,452	$491,842	$454,643	$20,340	$30,429	$54,289	$176,200	$9,099,674
Accumulated depreciation, amortization and impairment as of January 1, 2025	(1,062,027)	(588,074)	—	—	(14,899)	(8,726)	(37,019)	(104,411)	$(1,815,156)
Depreciation and amortization	(38,838)	(68,202)	—	—	(1,507)	(439)	(1,035)	(11,468)	(121,489)
Depreciation and amortization of disposals	266	—	—	—	475	29	—	10,688	11,458
Reclassified from right-of-use-assets	—	(124)	—	—	(22)	—	—	—	(146)
Effect of currency translation	(3,829)	—	—	—	(262)	(1,154)	(38)	(325)	(5,608)
Accumulated depreciation, amortization and impairment as of June 30, 2025	$(1,104,428)	$(656,400)	$—	$—	$(16,215)	$(10,290)	$(38,092)	$(105,516)	$(1,930,941)
Net book value
As of January 1, 2025	$1,651,236	$3,985,793	$314,717	$407,998	$4,412	$15,287	$16,602	$61,059	$6,457,104
As of June 30, 2025	$1,685,051	$4,426,052	$491,842	$454,643	$4,125	$20,139	$16,197	$70,684	$7,168,733

River vessels

River vessels and equipment and river vessels under construction include amounts attributable to the Group’s river fleet, including vessel improvements and equipment for the Viking Mississippi. In 2012, the Group launched the Longship (“Longship”) series of vessels. As of June 30, 2025, the Group’s river fleet consisted of 84 river vessels, of which 58 are Longships, 11 are small classes based on the Longship design, 13 are other river vessels and two are river vessel charters, including the Viking Mississippi.

During the six months ended June 30, 2025, additions to river vessels and equipment included $29.4 million in improvements to river vessels.

During the six months ended June 30, 2025, there were $213.7 million in additions to river vessels under construction primarily related to progress payments for vessels scheduled for delivery between 2025 and 2028. See Note 15. During the six months ended June 30, 2025, the Group reclassified $39.6 million from river vessels under construction to river vessels and equipment in conjunction with the delivery of one Longship-Seine vessel.

Ocean and expedition ships

In 2015, the Group took delivery of its first ocean ship and as of June 30, 2025, the Group had a fleet of 12 ocean ships, including the Viking Vesta, which was delivered in June 2025, and the Viking Yi Dun, which is owned and operated by China Merchants Viking Cruises Limited (“CMV”), a related party.

In 2021, the Group took delivery of its first expedition ship, which is designed for sailings in the polar regions and the Great Lakes of North America. As of June 30, 2025, the Group had a fleet of two expedition ships.

During the six months ended June 30, 2025, the Group capitalized $552.4 million in ocean ships under construction primarily related to progress payments for ships scheduled for delivery between 2025 and 2030 and capitalized interest of $10.8 million. The Group reclassified $505.8 million from ocean ships under construction to ocean and expedition ships and equipment in conjunction with the delivery of the Viking Vesta in June 2025.

The Group did not identify any impairment indicators related to property, plant and equipment and intangible assets as of June 30, 2025 and December 31, 2024. The Group’s conclusions regarding the valuation of its property, plant and equipment and intangible assets may change in future periods if factors or circumstances cause the Group to revise its assumptions in future periods, such as inflation or increased interest rates. The Group’s future cash flows may be impacted by climate related risks, including environmental changes or more stringent environmental regulations. Such changes may impact accounting estimates in future periods, which incorporate forecasted financial performance.